Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000233044 | 6570660 | Maruwa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233044 | 6190563 | Chiba Bank Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | BPJJWP1 | OR Royalties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233044 | BMXPBZ7 | Lottomatica Group Spa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233044 | 0427030 | Hill & Smith Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233044 | 0405207 | Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233044 | B07DRZ5 | Recordati Industria Chimica e Farmaceutica SpA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233044 | BNV08F0 | Ventia Services Group Pty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233044 | B8KH5G7 | TMX Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233044 | B15F6S6 | Charter Hall Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233044 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233044 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233044 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233044 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000233044 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233044 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000233044 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000233044 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000233044 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000233044 | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000233044 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233044 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233044 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233044 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000233044 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000233044 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000233044 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000233044 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000233044 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000233044 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000233044 | TechnologyBN0SDX8
Holdings [Line Items]
Percent of Total Investments	100.00%
C000233045 | 6570660 | Maruwa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233045 | 6190563 | Chiba Bank Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | BPJJWP1 | OR Royalties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233045 | BMXPBZ7 | Lottomatica Group Spa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233045 | 0427030 | Hill & Smith Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233045 | 0405207 | Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233045 | B07DRZ5 | Recordati Industria Chimica e Farmaceutica SpA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233045 | BNV08F0 | Ventia Services Group Pty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233045 | B8KH5G7 | TMX Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233045 | B15F6S6 | Charter Hall Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233045 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233045 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233045 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233045 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000233045 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233045 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000233045 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000233045 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000233045 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000233045 | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000233045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233045 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233045 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000233045 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000233045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000233045 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000233045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000233045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000233045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000233045 | TechnologyBN0SDX8
Holdings [Line Items]
Percent of Total Investments	100.00%
C000095114 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095114 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000095114 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095114 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095114 | 95082P105 | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095114 | 92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095114 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095114 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095114 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095114 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095114 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000095114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000095114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000095114 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000095114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000095114 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000095114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000095114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000095114 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	99.80%
C000095114 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.20%
C000095114 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109647 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000109647 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109647 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109647 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109647 | 95082P105 | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109647 | 92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109647 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109647 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109647 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109647 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109647 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000109647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109647 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000109647 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000109647 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000109647 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000109647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000109647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000109647 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	99.80%
C000109647 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.20%
C000109647 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000124573 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124573 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000124573 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124573 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124573 | 95082P105 | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124573 | 92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124573 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124573 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124573 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124573 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124573 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000124573 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124573 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124573 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000124573 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000124573 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000124573 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124573 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000124573 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000124573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000124573 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	99.80%
C000124573 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124573 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209896 | 95082P105 | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209896 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209896 | 428291108 | Hexcel Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209896 | G8473T100 | STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209896 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209896 | 74834L100 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209896 | 000360206 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209896 | 29261A100 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209896 | 36168Q104 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209896 | 91347P105 | Universal Display Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209896 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209896 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209896 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000209896 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000209896 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209896 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209896 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	99.30%
C000178802 | 95082P105 | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000178802 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178802 | 428291108 | Hexcel Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178802 | G8473T100 | STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178802 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000178802 | 74834L100 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000178802 | 000360206 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178802 | 29261A100 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178802 | 36168Q104 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178802 | 91347P105 | Universal Display Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178802 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000178802 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000178802 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000178802 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178802 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000178802 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000178802 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000178802 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000178802 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000178802 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000178802 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000178802 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.70%
C000178802 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000178802 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	99.30%